Note 9 - Derivatives - Note Conversion Feature (Note Conversion Feature [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Note Conversion Feature [Member]
Note 9 - Derivatives - Note Conversion Feature [Line Items]
Derivatives and Fair Value [Text Block]

Note 9 – Derivatives – Note Conversion Feature

Due to the conversion feature contained in some of the notes that the Company has issued, the actual number of shares of common stock that would be required if a conversion of the notes was made through the issuance of the Company’s common stock cannot be predicted, and the Company could be required to issue an amount of shares that may cause it to exceed its authorized share amount. As a result, the conversion feature requires derivative accounting treatment and will be bifurcated from the note and “marked to market” each reporting period through the income statement. The fair value of the conversion feature of these notes was recognized as a derivative liability instrument and will be measured at fair value at each reporting period. In determining the fair value, the Company uses the Black-Scholes Model. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes Model.

The following is a summary of the activity of the derivative liability for the six months ended June 30, 2014:

Fair value at December 31, 2013	$658,453
Decrease in value	(216,605)
Addition	339,506
Reclassification from liability to equity as a result of note conversions	(297,819)
Fair value at June 30, 2014	$483,535

The derivative liability was valued using the Black-Scholes Model with the following assumptions:

	June 30, 2014	December 31, 2013
Risk free interest rate	0.11%	0.13%
Expected life (years)	0.01 to 0.61	0.07 to 0.7
Dividend Yield	0%	0%
Volatility	270% to 302%	256% to 394%

Various issuance dates during the
	Six months ended June 30, 2014	Year ended December 31, 2013
Risk free interest rate	0.09 to 0.13%	0.10 to 0.15%
Expected life (years)	0.45 to 0.77	0.50 to 0.99
Dividend Yield	0%	0%
Volatility	251% to 280%	213% to 293%

Note 9 – Derivatives – Note Conversion Feature

Due to the conversion feature contained in some of the notes the Company issued, the actual number of shares of common stock that would be required if a conversion of the notes was made through the issuance of the Company’s common stock cannot be predicted, and the Company could be required to issue an amount of shares that may cause it to exceed its authorized share amount. As a result, the conversion feature requires derivative accounting treatment and will be bifurcated from the note and “marked to market” each reporting period through the income statement. The fair value of the conversion feature of these notes was recognized as a derivative liability instrument and will be measured at fair value at each reporting period. In determining the fair value, the Company uses the Black-Scholes Model. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes Model.

The following is a summary of the activity of the derivative liability for 2013:

Fair value at December 31, 2011	$442,311
Decrease in value	(131,397)
Addition	952,214
Reclassification from liability to equity as a result of note conversions and repayment	(898,326)
Fair value at December 31, 2012	364,802
Decrease in value	(304,994)
Addition	674,167
Reclassification from liability to equity as a result of note conversions and repayment	(75,522)
Fair value at December 31, 2013	$658,453

The derivative liability was valued using the Black-Scholes Model with the following assumptions:

	December 31,
	2013			2012
Risk free interest rate		0.13%		0.11%	to	0.16%
Expected life (years)	0.07	to	0.7	0.01	to	2.1
Dividend Yield		0%			0%
Volatility	256%	to	394%	130%	to	219%

	Variant issuance date during years ended December 31,
	2013			2012
Risk free interest rate	0.10	to	0.15%	0.10	to	0.12%
Expected life (years)	0.50	to	0.99	0.23	to	2.1
Dividend Yield		0%			0%
Volatility	213%	to	293%	130%	to	156%